FEDERAL HOME LOAN BANK ADVANCES (Maturities of Federal Home Loan Bank Long-Term Advances) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Amount
Total	$ 17,500	$ 17,500
Convertible Debt [Member]
Amount
2014	5,000
2015
2016	2,500
2017
2018 and thereafter	10,000
Total	$ 17,500	$ 17,500
Weighted-Average Interest Rate
2014	5.41%
2015	0.00%
2016	5.16%
2017	0.00%
2018 and thereafter	4.26%
Weighted-average interest rate	4.72%	4.72%